Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 14,027,362	$ 5,473,641
Less: allowance for doubtful accounts	(1,808,889)	(194,375)
Accounts receivable, net	$ 12,218,473	$ 5,279,266